Property and equipment	12 Months Ended
Mar. 31, 2017
Property and equipment
Property and equipment

4. Property and equipment

        Property and equipment consisted of the following as of March 31:

	2017	2016
Land	$5,277	$5,277
Buildings	3,580	3,554
Motor vehicles, furniture and fixtures	16,737	17,310
Assets under capital lease	647	887
Leasehold improvements	15,894	11,074
Software	17,855	12,985
Computers and office equipment	55,183	41,799
Total cost	115,173	92,886
Accumulated depreciation	(66,141)	(48,083)

	49,032	44,803
Assets under construction	539	1,269

Property and equipment, net	$49,571	$46,072

        Depreciation expense, including amortization of assets recorded under capital leases, was $19,544, $14,069 and $10,358 in 2017, 2016 and 2015, respectively.